Equity (Details Narrative) (USD $)	0 Months Ended			1 Months Ended		9 Months Ended		12 Months Ended	46 Months Ended				1 Months Ended	16 Months Ended	9 Months Ended		0 Months Ended
	Sep. 19, 2013	Sep. 21, 2012	May 30, 2012	Dec. 31, 2012	Oct. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013	Jul. 03, 2013	Sep. 19, 2012	Dec. 31, 2011	May 31, 2012 $2,000,000 Financing Agreement	Sep. 30, 2013 $2,000,000 Financing Agreement	Sep. 30, 2013 $500,000 Financing Agreement	Sep. 30, 2013 $2,000,000 UFF Financing Agreement	May 16, 2013 1,500,000 Securities Agreement
Financing agreement, maximum amount to be sold through sale of common stock													$ 2,000,000		$ 500,000
Common stock of Canterbury								1,800,032						2,000,000		972,789
Common stock of Canterbury, shares														4,000,000	1,000,000
Sale of common stock, per share price													$ 0.50		$ 0.50
Warrants, exercise price			0.01	0.75		0.01		0.75	0.01				0.75		0.75		0.55
Member contributions, shares															1,000,000
Stock Subscription				(434,507)		(527,211)		(434,507)	(527,211)
Warrant term			5 years										18 months		18 months
Warrants outstanding																2,210,884
Common stock, par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001					$ 1.25
Common stock shares registered in S-1 filing										11,288,094
Shares issued in severance to resigned CFO	353,241
Per share value of shares issued	$ 0.25
Fair value of shares issued in severance	88,310
Exchange agreement, shares issued to Echo members		52,500,000				52,500,000
Exchange agreement, percentage of shares given		100.00%
Common stock, shares issued				75,000,000		86,527,778		75,000,000	86,527,778		22,500,000	26,016,342
Common stock, shares outstanding				75,000,000		86,527,778		75,000,000	86,527,778		22,500,000	26,016,342
Proceeds from shares issuable in exchange for assets acquired			903,000	99,800	465,000	500,000			500,000
Accounts payable - related party						27,073			27,073
Cash Proceeds Under Securities Purchase Agreement																	$ 1,500,000
Issuance of Units Under Securities Agreement																	2,727,273